Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Deferred Tax Assets

At December 31, 2013 and 2012, the Company has provided a full valuation allowance against its net deferred tax assets as realization is dependent on future earnings, if any, the timing and amount which is uncertain. The valuation allowance for 2013 increased $4,805,742 from 2012. Significant components of the Company's deferred tax assets consist of the following:

	December 31,
	2013	2012
Deferred tax assets:
Depreciation and other	$1,032,972	$172,727
Net operating loss carryforwards	13,631,820	9,966,468
Unused R& D tax credits	280,145	-
Less: Valuation allowance	(14,944,937)	(10,139,195)
Net deferred tax asset (liability)	$-	$-

Reconciliation of Income Tax

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the provision for income taxes as follows for the years ended December 31:

	2013		2012
	Amount	Percent of Pretax Earnings	Amount	Percent of Pretax Earnings
United States federal tax statutory rate	$(4,077,982)	34.0%	$(4,947,324)	34.0%
State taxes (net of deferred benefit)	(698,354)	5.8%	(834,558)	5.7%
Non-U.S. taxes	16,863	(0.1)%	-	-%
Non-deductible expenses	430,631	(3.6)%	44,883	(0.3)%
Tax credits	(280,145)	2.3%	-	-%
Other, net	(196,756)	1.6%	3,153	-%
Change in valuation allowance	4,805,742	(40.1)%	5,733,844	(39.4)%

Provision for income taxes	$-	-%	$-	-%